Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Values And Fair Values For Financial Instruments

	September 30, 2018					September 30, 2017
					Carrying					Carrying
(in millions)	Level 1	Level 2	Level 3	Fair Value	Amount	Level 1	Level 2	Level 3	Fair Value	Amount
Derivative Assets	$—	$8.9	$—	$8.9	$8.9	$—	$1.5	$—	$1.5	$1.5
Derivative Liabilities	—	0.8	—	0.8	0.8	—	15.5	—	15.5	15.5
Debt - SBH	—	4,806.9	—	4,806.9	4,651.2	—	5,826.4	92.0	5,918.4	5,692.6
Debt - SB/RH	—	4,330.9	—	4,330.9	4,233.3	—	3,960.2	—	3,960.2	3,759.2